Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Statement of Cash Flows [Abstract]
Cash and cash equivalents, including discontinued operations	$ 1,452
Net (loss) income	(25,324)	4,018
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and accretion expense	14,431	10,283
Amortization of deferred financing costs	614	284
Amortization of weather derivative premium	95	0
Unrealized loss (gain) on commodity derivatives	245	(3,494)
Unit based compensation	1,460	798
OPEB plan net periodic cost (benefit)	(37)	(41)
Gain on involuntary conversion of property, plant and equipment	(343)	0
(Gain) loss on sale of assets	0	(122)
Loss on impairment of property, plant and equipment	15,232	0
Loss on impairment of noncurrent assets held for sale	1,807	0
Income Tax Expense (Benefit)	(414)
Deferred Income Tax Expense (Benefit)		0
Changes in operating assets and liabilities, net:
Accounts receivable	1,976	(55)
Unbilled Revenue	(2,522)	5,656
Risk management assets	(1,134)	0
Other current assets	(315)	1,013
Other assets, net	(62)	(41)
Accounts payable	3,648	(160)
Accrued gas purchases	2,347	(5,264)
Accrued expenses and other current liabilities	856	(1,769)
Other liabilities	(142)	(135)
Net cash provided by operating activities	12,418	10,971
Cash flows from investing activities
Additions to property, plant and equipment	(13,606)	(2,384)
Proceeds from disposals of property, plant and equipment	0	122
Insurance proceeds from involuntary conversion of property, plant and equipment	482	0
Funds held in escrow	0	(5,500)
Net cash provided (used) in investing activities	(13,124)	(7,762)
Cash flows from financing activities
Unit holder contributions	575	13
Unit holder distributions	(7,805)	(8,031)
Issuance of Series A convertible preferred units, net	14,393	0
Net distributions to non-controlling interest owners	(443)	0
LTIP tax netting unit repurchase	(339)	(88)
Payments for deferred debt issuance costs	(1,315)	(926)
Payments on other debt	(1,139)	0
Borrowings on other debt	1,495	0
Repayments of Other Debt	(489)	0
Proceeds from Other Debt	1,274	0
Payments on long-term debt	(56,546)	(25,350)
Borrowings on long-term debt	51,921	31,340
Net cash used in financing activities	1,582	(3,042)
Net (decrease) increase in cash and cash equivalents	876	167
Cash and cash equivalents
Beginning of period	576	871
End of period	1,448	1,038
Supplemental cash flow information
Interest payments	3,049	1,043
Supplemental non-cash information
(Decrease) increase in accrued property, plant and equipment	(6,023)	66
Receivable for reimbursable construction in progress projects	0	610
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)	59,994	0
Fair value of Series A Preferred Units in excess of value of contributed High Point System	15,612	0
Accrued unitholder distribution for Series A Units	$ 2,146	$ 0